ACQUISITION - Schedule of Allocation of Purchase Price (Detail) - Shanghai Bweenet ¥ in Thousands	Apr. 30, 2021 CNY (¥)
Business Acquisition [Line Items]
Cash and cash equivalents	¥ 1,145
Accounts receivable	39,952
Inventories	38,590
Prepaid expenses and other current assets	37,474
Short-term loan	(4,000)
Accounts payable	(12,994)
Payroll and welfare payables	(337)
Tax payables	3,600
Accrued expenses and other current liabilities	(3,430)
Noncontrolling interests	(5,000)
Total Consideration	¥ 95,000